Intangible Assets Estimated Future Annual Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 46,399
2013	38,213
2014	30,853
2015	25,442
2016	20,916
Beyond 2016	77,677
Total intangible assets net	$ 239,500